DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative instruments
The following tables provide information about the fair values of these derivative instruments as of December 31, 2017 and December 31, 2016 and the line items in the consolidated balance sheet in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
December 31, 2017:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$(7,721)
December 31, 2016:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$6,058

Derivatives not designated as hedging instruments:
December 31, 2017:
Commodity contracts	Accrued expenses	$(74,320)
December 31, 2016:
Commodity contracts	Accounts receivable	$3,508

Schedule of derivative instruments, gain (loss) recognized in income
The following tables provide information about the gains or losses recognized in income on these derivative instruments and the line items in the consolidated financial statements in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
Derivatives designated as hedging instruments:
For the year ended December 31, 2017:
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(13,779)
For the year ended December 31, 2016:
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(29,453)
For the year ended December 31, 2015:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$(4,251)
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(59,323)

Derivatives not designated as hedging instruments:
For the year ended December 31, 2017:
Commodity contracts	Cost of sales	$(85,443)
For the year ended December 31, 2016:
Commodity contracts	Cost of sales	$(55,557)
For the year ended December 31, 2015:
Commodity contracts	Cost of sales	$32,416

Hedged items designated in fair value hedges:
For the year ended December 31, 2017:
Intermediate and refined product inventory	Cost of sales	$13,779
For the year ended December 31, 2016:
Intermediate and refined product inventory	Cost of sales	$29,453
For the year ended December 31, 2015:
Crude oil and feedstock inventory	Cost of sales	$4,251
Intermediate and refined product inventory	Cost of sales	$59,323